SEWARD & KISSEL LLP
901 K Street, N.W.
Suite 800
Washington, DC 20001
Telephone: (202) 737-8833
Facsimile: (202) 737-5184
www.sewkis.com

August 10, 2015

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	AB Bond Fund, Inc.
– AB Income Fund
File Nos. 2-48227 and 811-02383

Dear Sir or Madam:

    Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 139 under the Securities Act of 1933 and Amendment No. 117 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AB Bond Fund, Inc.  We are making this filing for the sole purpose of registering a new portfolio, the AB Income Fund.

    Please direct any comments or questions to Kathleen K. Clarke or the undersigned at (202) 737-8833.

Sincerely,

/s/	Anna C. Leist
Anna C. Leist

Attachment

cc:            Kathleen K. Clarke